EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss)	$ (11,787,585)	$ 37,510,822	$ (27,371,031)	$ 39,613,259
Basic weighted average number of common shares outstanding (in shares)	224,068,437	190,002,774	222,432,139	190,002,743
Basic earnings (loss) per share (in USD per share)	$ (0.05)	$ 0.20	$ (0.12)	$ 0.21
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	6,663,769	0	7,796,393
Diluted weighted average number of common shares outstanding (in shares)	224,068,437	196,666,543	222,432,139	197,799,136
Diluted earnings (loss) per share (in USD per share)	$ (0.05)	$ 0.19	$ (0.12)	$ 0.20